Investment Risks	Apr. 29, 2026
Venerable US Large Cap Core Equity Fund | Venerable US Large Cap Core Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable US Large Cap Core Equity Fund | Venerable US Large Cap Core Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable US Large Cap Core Equity Fund | Venerable US Large Cap Core Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
Venerable US Large Cap Core Equity Fund | Venerable US Large Cap Core Equity Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Venerable US Large Cap Core Equity Fund | Venerable US Large Cap Core Equity Fund | Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Large Capitalization Companies Risk. More established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Venerable US Large Cap Core Equity Fund | Venerable US Large Cap Core Equity Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics, and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk, or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Venerable US Large Cap Core Equity Fund | Venerable US Large Cap Core Equity Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Active Management Risk. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as expected. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that the Fund's advisers will effectively assess the Fund's portfolio characteristics, and it is possible that their judgment regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund characteristics, including risk, may be ineffective and/or cause the Fund to underperform.

Venerable US Large Cap Core Equity Fund | Venerable US Large Cap Core Equity Fund | Multi-Manager Approach Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Multi-Manager Approach Risk. While the investment styles employed by the sub-advisers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Venerable US Large Cap Core Equity Fund | Venerable US Large Cap Core Equity Fund | Fundamental Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security's value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.

Venerable US Large Cap Core Equity Fund | Venerable US Large Cap Core Equity Fund | Quantitative Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Quantitative Investing Risk. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund's exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.

Venerable US Large Cap Core Equity Fund | Venerable US Large Cap Core Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies, or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk, and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate, or index.

Venerable US Large Cap Core Equity Fund | Venerable US Large Cap Core Equity Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Information Technology Sector Risk. To the extent that the Fund invests significantly in the information technology sector, the Fund will be sensitive to changes in, and the Fund's performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.

Venerable US Large Cap Core Equity Fund | Venerable US Large Cap Core Equity Fund | REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• REITs Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
Venerable US Large Cap Core Equity Fund | Venerable US Large Cap Core Equity Fund | Non-Discretionary Implementation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary sub-advisers, it is expected that trades will be effected on a periodic basis and, therefore, less frequently than would typically be the case if discretionary sub-advisers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary sub-advisers with respect to that portion of its portfolio.

Venerable US Large Cap Core Equity Fund | Venerable US Large Cap Core Equity Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Fund Liquidation) Risk. The Fund may be used as an investment by certain funds of funds and may have a large percentage of its shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Large Capitalization Companies Risk. More established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Active Management Risk. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as expected. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that the Fund's advisers will effectively assess the Fund's portfolio characteristics, and it is possible that its judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund characteristics, including risk, may be ineffective and/or cause the Fund to underperform.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Multi-Manager Approach Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Multi-Manager Approach Risk. While the investment styles employed by the sub-advisers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Fundamental Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security's value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Quantitative Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Quantitative Investing Risk. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund's exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Information Technology Sector Risk. To the extent that the Fund invests significantly in the information technology sector, the Fund will be sensitive to changes in, and the Fund's performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• REITs Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Non-Discretionary Implementation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary sub-advisers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary sub-advisers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary sub-advisers with respect to that portion of its portfolio.

Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Fund Liquidation) Risk. The Fund is used as an investment by certain funds of funds and may have a large percentage of its shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.

Venerable US Small Cap Fund | Venerable US Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable US Small Cap Fund | Venerable US Small Cap Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable US Small Cap Fund | Venerable US Small Cap Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
Venerable US Small Cap Fund | Venerable US Small Cap Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Venerable US Small Cap Fund | Venerable US Small Cap Fund | Small Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Small Capitalization Companies Risk. Small-cap companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the Fund's ability to purchase or sell these securities.

Venerable US Small Cap Fund | Venerable US Small Cap Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics, and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region, or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Venerable US Small Cap Fund | Venerable US Small Cap Fund | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financials Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Fund's investments more than if the Fund were not invested to such a degree in this sector. Companies in the financials sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory, and monetary policy changes.

Venerable US Small Cap Fund | Venerable US Small Cap Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Industrials Sector Risk. Industrials companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrials sector, are cyclical and have occasional sharp price movements, which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Venerable US Small Cap Fund | Venerable US Small Cap Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Active Management Risk. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as expected. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that the Fund's advisers will effectively assess the Fund's portfolio characteristics, and it is possible that its judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund characteristics, including risk, may be ineffective and/or cause the Fund to underperform.

Venerable US Small Cap Fund | Venerable US Small Cap Fund | Multi-Manager Approach Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Multi-Manager Approach Risk. While the investment styles employed by the sub-advisers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Venerable US Small Cap Fund | Venerable US Small Cap Fund | Fundamental Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security's value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.

Venerable US Small Cap Fund | Venerable US Small Cap Fund | Quantitative Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Quantitative Investing Risk. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund's exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.

Venerable US Small Cap Fund | Venerable US Small Cap Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies, or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk, and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate, or index.

Venerable US Small Cap Fund | Venerable US Small Cap Fund | REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• REITs Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
Venerable US Small Cap Fund | Venerable US Small Cap Fund | Non-Discretionary Implementation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary sub-advisers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary sub-advisers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary sub-advisers with respect to that portion of its portfolio.

Venerable US Small Cap Fund | Venerable US Small Cap Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Fund Liquidation) Risk. The Fund may be used as an investment by certain funds of funds and may have a large percentage of its shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.

Venerable International Equity Fund | Venerable Real Estate Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable International Equity Fund | Venerable Real Estate Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable International Equity Fund | Venerable Real Estate Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions.
Venerable International Equity Fund | Venerable Real Estate Fund | Small Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Small Capitalization Companies Risk. Small-cap companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the Fund's ability to purchase or sell these securities.

Venerable International Equity Fund | Venerable Real Estate Fund | Large and Medium Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Large and Medium Capitalization Companies Risk. More established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies. Investments in medium capitalization companies may involve greater risks than in larger companies because they may have narrower markets, more limited managerial and financial resources, and a less diversified product offering than larger companies. Some medium capitalization stocks may also be thinly traded and, thus, difficult to buy and sell in the market.

Venerable International Equity Fund | Venerable Real Estate Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Industry Concentration Risk. By concentrating in an industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
Venerable International Equity Fund | Venerable Real Estate Fund | Real Estate Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Real Estate Industry Concentration Risk. Securities of companies principally operating in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and quality of credit extended.

Venerable International Equity Fund | Venerable Real Estate Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics, and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region, or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Venerable International Equity Fund | Venerable Real Estate Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Active Management Risk. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as expected. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that the Fund's advisers will effectively assess the Fund's portfolio characteristics, and it is possible that its judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund characteristics, including risk, may be ineffective and/or cause the Fund to underperform.

Venerable International Equity Fund | Venerable Real Estate Fund | Multi-Manager Approach Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Multi-Manager Approach Risk. While the investment styles employed by the sub-advisers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Venerable International Equity Fund | Venerable Real Estate Fund | Fundamental Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security's value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.

Venerable International Equity Fund | Venerable Real Estate Fund | Quantitative Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Quantitative Investing Risk. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund's exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.

Venerable International Equity Fund | Venerable Real Estate Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies, or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk, and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate, or index.

Venerable International Equity Fund | Venerable Real Estate Fund | REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• REITs Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
Venerable International Equity Fund | Venerable Real Estate Fund | Non-Discretionary Implementation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary sub-advisers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary sub-advisers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary sub-advisers with respect to that portion of its portfolio.

Venerable International Equity Fund | Venerable Real Estate Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Fund Liquidation) Risk. The Fund may be used as an investment by certain funds of funds and may have a large percentage of its shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher

Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.

Venerable International Equity Fund | Venerable International Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable International Equity Fund | Venerable International Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable International Equity Fund | Venerable International Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
Venerable International Equity Fund | Venerable International Equity Fund | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. Securities Risk. Non-U.S. securities have risks relating to political, economic, social, and regulatory conditions in foreign countries. Non-U.S. securities may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. In addition, the value of non-U.S. securities may be subject to foreign tax laws including withholding taxes, which may reduce the net amount available for distribution to the Fund's shareholders.

Venerable International Equity Fund | Venerable International Equity Fund | Emerging Markets Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Emerging Markets Equity Securities Risk. Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and, generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting, and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities' ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders' ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.

Venerable International Equity Fund | Venerable International Equity Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Venerable International Equity Fund | Venerable International Equity Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.

Venerable International Equity Fund | Venerable International Equity Fund | Large and Medium Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Large and Medium Capitalization Companies Risk. More established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies. Investments in medium capitalization companies may involve greater risks than in larger companies because they may have narrower markets, more limited managerial and financial resources, and a less diversified product offering than larger companies. Some medium capitalization stocks may also be thinly traded and, thus, difficult to buy and sell in the market.

Venerable International Equity Fund | Venerable International Equity Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics, and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region, or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Venerable International Equity Fund | Venerable International Equity Fund | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financials Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Fund's investments more than if the Fund were not invested to such a degree in this sector. Companies in the financials sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory, and monetary policy changes.

Venerable International Equity Fund | Venerable International Equity Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Active Management Risk. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as expected. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that the Fund's adviser will effectively assess the Fund's portfolio characteristics, and it is possible that their judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund characteristics, including risk, may be ineffective and/or cause the Fund to underperform.

Venerable International Equity Fund | Venerable International Equity Fund | Multi-Manager Approach Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Multi-Manager Approach Risk. While the investment styles employed by the sub-advisers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Venerable International Equity Fund | Venerable International Equity Fund | Fundamental Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security's value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.

Venerable International Equity Fund | Venerable International Equity Fund | Quantitative Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Quantitative Investing Risk. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund's exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.

Venerable International Equity Fund | Venerable International Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies, or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk, and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate, or index. P-Notes are derivatives that are generally traded over-the-counter and constitute general unsecured contractual obligations of the banks and broker-dealers that issue them. Generally, these banks and broker-dealers buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not correlate exactly to the performance of the issuers or markets that they seek to replicate due to transaction costs and other expenses. The holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, but is subject to the same risks as if it invested directly in the underlying security.

Venerable International Equity Fund | Venerable International Equity Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Depositary Receipts Risk. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.

Venerable International Equity Fund | Venerable International Equity Fund | Synthetic Foreign Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Synthetic Foreign Equity Securities Risk. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, currency risk and the risks associated with investments in non-U.S. securities. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

Venerable International Equity Fund | Venerable International Equity Fund | Equity Linked Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Equity Linked Notes Risk. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk (the risk that the other party in an agreement will fail to perform its obligations).

Venerable International Equity Fund | Venerable International Equity Fund | Currency Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

Venerable International Equity Fund | Venerable International Equity Fund | REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• REITs Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
Venerable International Equity Fund | Venerable International Equity Fund | Non-Discretionary Implementation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary sub-advisers, it is expected that trades will be effected on a periodic basis and, therefore, less frequently than would typically be the case if discretionary sub-advisers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary sub-advisers with respect to that portion of its portfolio.

Venerable International Equity Fund | Venerable International Equity Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Fund Liquidation) Risk. The Fund is used as an investment by certain funds of funds and may have a large percentage of its shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.

Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. Securities Risk. Non-U.S. securities have risks relating to political, economic, social, and regulatory conditions in foreign countries. Non-U.S. securities may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. In addition, the value of non-U.S. securities may be subject to foreign tax laws including withholding taxes, which may reduce the net amount available for distribution to the Fund's shareholders.

Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Risk of Investing in China [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Risk of Investing in China. Because China is an emerging market that may be subject to considerable government intervention and varying degrees of economic, political and social instability, such investments may be subject to greater risk of stock market, interest rate, and currency fluctuations, as well as inflation.

Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Emerging Markets Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Emerging Markets Equity Securities Risk. Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and, generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting, and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities' ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders' ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.

Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.

Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics, and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region, or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financials Sector Risk. To the extent that the Fund invests significantly in the financials sector, the Fund may be susceptible to adverse economic or regulatory occurrences affecting the financials sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the

Fund's investments more than if the Fund were not invested to such a degree in this sector. Companies in the financials sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory and monetary policy changes.

Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Active Management Risk. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as expected. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that the Fund's advisers will effectively assess the Fund's portfolio characteristics, and it is possible that their judgment regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund characteristics, including risk, may be ineffective and/or cause the Fund to underperform.

Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Multi-Manager Approach Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Multi-Manager Approach Risk. While the investment styles employed by the sub-advisers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Fundamental Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security's value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.

Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Quantitative Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Quantitative Investing Risk. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund's exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.

Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies, or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate, or index.

Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Securities of Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Securities of Other Investment Companies Risk. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of the Fund as well as to the expenses and risks of the underlying investment companies.

Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Depositary Receipts Risk. Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions.

Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Synthetic Foreign Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Synthetic Foreign Equity Securities Risk. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, currency risk and the risks associated with investments in non-U.S. securities. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Equity Linked Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Equity Linked Notes Risk. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk (the risk that the other party in an agreement will fail to perform its obligations).

Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Currency Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Information Technology Sector Risk. To the extent that the Fund invests significantly in the information technology sector, the Fund will be sensitive to changes in, and the Fund's performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.

Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• REITs Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Non-Discretionary Implementation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary sub-advisers, it is expected that trades will be effected on a periodic basis and, therefore, less frequently than would typically be the case if discretionary sub-advisers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary sub-advisers with respect to that portion of its portfolio.

Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Fund Liquidation) Risk. The Fund may be used as an investment by certain funds of funds and may have a large percentage of its shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.

Venerable World Equity Fund | Venerable World Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable World Equity Fund | Venerable World Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable World Equity Fund | Venerable World Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
Venerable World Equity Fund | Venerable World Equity Fund | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. Securities Risk. Non-U.S. securities have risks relating to political, economic, social, and regulatory conditions in foreign countries. Non-U.S. securities may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. In addition, the value of non-U.S. securities may be subject to foreign tax laws including withholding taxes, which may reduce the net amount available for distribution to the Fund's shareholders.

Venerable World Equity Fund | Venerable World Equity Fund | Emerging Markets Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Emerging Markets Equity Securities Risk. Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and, generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting, and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities' ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders' ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.

Venerable World Equity Fund | Venerable World Equity Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Venerable World Equity Fund | Venerable World Equity Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.

Venerable World Equity Fund | Venerable World Equity Fund | Large and Medium Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Large and Medium Capitalization Companies Risk. More established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies. Investments in medium capitalization companies may involve greater risks than in larger companies because they may have narrower markets, more limited managerial and financial resources, and a less diversified product offering than larger companies. Some medium capitalization stocks may also be thinly traded and, thus, difficult to buy and sell in the market.

Venerable World Equity Fund | Venerable World Equity Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics, and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region, or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Venerable World Equity Fund | Venerable World Equity Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Active Management Risk. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as expected. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that the Fund's advisers will effectively assess the Fund's portfolio characteristics, and it is possible that their judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund characteristics, including risk, may be ineffective and/or cause the Fund to underperform.

Venerable World Equity Fund | Venerable World Equity Fund | Multi-Manager Approach Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Multi-Manager Approach Risk. While the investment styles employed by the sub-advisers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Venerable World Equity Fund | Venerable World Equity Fund | Fundamental Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security's value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.

Venerable World Equity Fund | Venerable World Equity Fund | Quantitative Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Quantitative Investing Risk. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund's exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.

Venerable World Equity Fund | Venerable World Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies, or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk, and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate, or index.

Venerable World Equity Fund | Venerable World Equity Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Depositary Receipts Risk. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.

Venerable World Equity Fund | Venerable World Equity Fund | Synthetic Foreign Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Synthetic Foreign Equity Securities Risk. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, currency risk and the risks associated with investments in non-U.S. securities. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

Venerable World Equity Fund | Venerable World Equity Fund | Equity Linked Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Equity Linked Notes Risk. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk (the risk that the other party in an agreement will fail to perform its obligations).

Venerable World Equity Fund | Venerable World Equity Fund | Currency Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

Venerable World Equity Fund | Venerable World Equity Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Information Technology Sector Risk. To the extent that the Fund invests significantly in the information technology sector, the Fund will be sensitive to changes in, and the Fund's performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.

Venerable World Equity Fund | Venerable World Equity Fund | REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• REITs Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
Venerable World Equity Fund | Venerable World Equity Fund | Non-Discretionary Implementation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary sub-advisers, it is expected that trades will be effected on a periodic basis and, therefore, less frequently than would typically be the case if discretionary sub-advisers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary sub-advisers with respect to that portion of its portfolio.

Venerable World Equity Fund | Venerable World Equity Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Fund Liquidation) Risk. The Fund is used as an investment by certain funds of funds and may have a large percentage of its shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.

Venerable High Yield Fund | Venerable High Yield Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable High Yield Fund | Venerable High Yield Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable High Yield Fund | Venerable High Yield Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fixed Income Securities Risk. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund's investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.

Venerable High Yield Fund | Venerable High Yield Fund | Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds") Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds") Risk. Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade debt securities. Accordingly, non-investment grade debt securities are considered speculative investments.

Venerable High Yield Fund | Venerable High Yield Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some small and medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.

Venerable High Yield Fund | Venerable High Yield Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Venerable High Yield Fund | Venerable High Yield Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Active Management Risk. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the

Fund and you could lose money. The securities selected for the portfolio may not perform as expected. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that the Fund's adviser will effectively assess the Fund's portfolio characteristics, and it is possible that its judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund characteristics, including risk, may be ineffective and/or cause the Fund to underperform.

Venerable High Yield Fund | Venerable High Yield Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.

Venerable High Yield Fund | Venerable High Yield Fund | U.S. and Non-U.S. Corporate Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.

Venerable High Yield Fund | Venerable High Yield Fund | Non-U.S. Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. Debt Risk. The value of an investment in non-U.S. debt, even when U.S. dollar denominated, may be affected by political, economic or social conditions. Non-U.S. debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.

Venerable High Yield Fund | Venerable High Yield Fund | Loans and Other Direct Indebtedness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Loans and Other Direct Indebtedness Risk. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.

Venerable High Yield Fund | Venerable High Yield Fund | Distressed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Distressed Securities Risk. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, the Fund may lose all of its investment in the distressed securities.

Venerable High Yield Fund | Venerable High Yield Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Fund Liquidation) Risk. The Fund is used as an investment by certain funds of funds and may have a large percentage of its shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fixed Income Securities Risk. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund's investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Active Management Risk. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as expected. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that the Fund's advisers will effectively assess the Fund's portfolio characteristics, and it is possible that its judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund characteristics, including risk, may be ineffective and/or cause the Fund to underperform.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | When-Issued, Delayed Delivery And To-Be-Announced" Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  When-Issued, Delayed Delivery and "To-Be-Announced" Securities Risk. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | U.S. and Non-U.S. Corporate Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Mortgage-Backed Securities Risk. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Asset-Backed Securities Risk. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Non-U.S. Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. Debt Risk. The value of an investment in non-U.S. debt, even when U.S. dollar denominated, may be affected by political, economic or social conditions. Non-U.S. debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Government Issued or Guaranteed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	• Government Issued or Guaranteed Securities, U.S. Government Securities Risk. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Loans and Other Direct Indebtedness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Loans and Other Direct Indebtedness Risk. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.

Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Fund Liquidation) Risk. The Fund is used as an investment by certain funds of funds and may have a large percentage of its shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.

Venerable Inflation Focused Fund | Venerable Inflation Focused Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable Inflation Focused Fund | Venerable Inflation Focused Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable Inflation Focused Fund | Venerable Inflation Focused Fund | Risks Relating to Inflation-Indexed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Risks Relating to Inflation-Indexed Securities. The value of inflation-indexed fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities. The Fund may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period the Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond.

Venerable Inflation Focused Fund | Venerable Inflation Focused Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fixed Income Securities Risk. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund's investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.

Venerable Inflation Focused Fund | Venerable Inflation Focused Fund | Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Repurchase Agreements Risk. Repurchase agreements may be considered a form of borrowing for some purposes and their use involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities that are collateral for a loan by the Fund are not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Venerable Inflation Focused Fund | Venerable Inflation Focused Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics, and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk, or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Venerable Inflation Focused Fund | Venerable Inflation Focused Fund | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Inflation Risk. The market price of the Fund's fixed income securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because interest rates on variable rate debt securities may increase as inflation increases. The Fund may be subject to inflation risk because no more than 55% of the Fund's assets may be invested in securities issued by the same entity, such as the U.S. Treasury, due to the Internal Revenue Code provisions governing insurance product funds. Because the number of inflation-indexed debt securities issued by other entities is limited, the Fund may have a substantial position in non-inflation indexed securities. To the extent that this is the case, that portion of the Fund will not be automatically protected from inflation.

Venerable Inflation Focused Fund | Venerable Inflation Focused Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Active Management Risk. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as expected. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that the Fund's advisers will effectively assess the Fund's portfolio characteristics, and it is possible that their judgment regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund characteristics, including risk, may be ineffective and/or cause the Fund to underperform.

Venerable Inflation Focused Fund | Venerable Inflation Focused Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies, or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk, and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate, or index.

Venerable Inflation Focused Fund | Venerable Inflation Focused Fund | U.S. and Non-U.S. Corporate Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.

Venerable Inflation Focused Fund | Venerable Inflation Focused Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Mortgage-Backed Securities Risk. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

Venerable Inflation Focused Fund | Venerable Inflation Focused Fund | Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Asset-Backed Securities Risk. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Venerable Inflation Focused Fund | Venerable Inflation Focused Fund | Non-U.S. Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. Debt Risk. The value of an investment in non-U.S. debt, even when U.S. dollar denominated, may be affected by political, economic or social conditions. Non-U.S. debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.

Venerable Inflation Focused Fund | Venerable Inflation Focused Fund | Government Issued or Guaranteed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	• Government Issued or Guaranteed Securities, U.S. Government Securities Risk. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
Venerable Inflation Focused Fund | Venerable Inflation Focused Fund | Loans and Other Direct Indebtedness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Loans and Other Direct Indebtedness Risk. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.

Venerable Inflation Focused Fund | Venerable Inflation Focused Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Credit Risk. If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or its credit is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Subordinated securities (meaning securities that rank below other securities with respect to claims on the issuer's assets) are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade, or perceived decline in creditworthiness. U.S. government investments are not free of credit risk. U.S. government securities that are not backed by the full faith and credit of the United States, such as federal agency bonds, are subject to higher credit.

Venerable Inflation Focused Fund | Venerable Inflation Focused Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Fund Liquidation) Risk. The Fund is used as an investment by certain funds of funds and may have a large percentage of its shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.

Venerable Large Cap Index Fund | Venerable Large Cap Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable Large Cap Index Fund | Venerable Large Cap Index Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable Large Cap Index Fund | Venerable Large Cap Index Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
Venerable Large Cap Index Fund | Venerable Large Cap Index Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Industry Concentration Risk. To the extent the Index (and therefore, the Fund) concentrates its investments in one or more industries, the Fund will carry much greater risk of adverse developments in those industries than a fund that invests in a wide variety of industries.

Venerable Large Cap Index Fund | Venerable Large Cap Index Fund | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the Fund is non-diversified, the Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the Fund's invested assets are diversified.

Venerable Large Cap Index Fund | Venerable Large Cap Index Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Venerable Large Cap Index Fund | Venerable Large Cap Index Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.

Venerable Large Cap Index Fund | Venerable Large Cap Index Fund | Index-Based Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Index-Based Investing Risk. The Fund uses an index replication strategy to seek to purchase the securities in an index (the "reference index") in order to track the reference index's performance. The Fund will generally hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause the Fund's return to be lower than if the Fund employed a fundamental investment approach to security selection. Additionally, index-based strategies are subject to "tracking error" risk, which is the risk that the performance of the Fund will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies.

Venerable Large Cap Index Fund | Venerable Large Cap Index Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Information Technology Sector Risk. To the extent that the Fund invests significantly in the information technology sector, the Fund will be sensitive to changes in, and the Fund's performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.

Venerable Large Cap Index Fund | Venerable Large Cap Index Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Fund Liquidation) Risk. The Fund is used as an investment by certain funds of funds and may have a large percentage of its shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.

Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund | Medium Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Medium Capitalization Companies Risk. The risk that medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies. Medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Industry Concentration Risk. To the extent the Index (and, therefore, the Fund) concentrates its investments in one or more industries, the Fund will carry much greater risk of adverse developments in those industries than a fund that invests in a wide variety of industries.

Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the Fund is non-diversified, the Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the Fund's invested assets are diversified.

Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics, and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk, or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies, or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk, and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate, or index.

Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund | Index-Based Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Index-Based Investing Risk. The Fund uses an index replication strategy to seek to purchase the securities in an index (the "reference index") in order to track the reference index's performance. The Fund will generally hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause the Fund's return to be lower than if the Fund employed a fundamental investment approach to security selection. Additionally, index-based strategies are subject to "tracking error" risk, which is the risk that the performance of the Fund will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies.

Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Fund Liquidation) Risk. The Fund may be used as an investment by certain funds of funds and may have a large percentage of its shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.

Venerable Small Cap Index Fund | Venerable Small Cap Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable Small Cap Index Fund | Venerable Small Cap Index Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable Small Cap Index Fund | Venerable Small Cap Index Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
Venerable Small Cap Index Fund | Venerable Small Cap Index Fund | Small Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Small Capitalization Companies Risk. Small-cap companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the Fund's ability to purchase or sell these securities.

Venerable Small Cap Index Fund | Venerable Small Cap Index Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Industry Concentration Risk. To the extent the Index (and, therefore, the Fund) concentrates its investments in one or more industries, the Fund will carry much greater risk of adverse developments in those industries than a fund that invests in a wide variety of industries.

Venerable Small Cap Index Fund | Venerable Small Cap Index Fund | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the Fund is non-diversified, the Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political, or regulatory occurrence than when the Fund's invested assets are diversified.

Venerable Small Cap Index Fund | Venerable Small Cap Index Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Venerable Small Cap Index Fund | Venerable Small Cap Index Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies, or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk, and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate, or index.

Venerable Small Cap Index Fund | Venerable Small Cap Index Fund | Index-Based Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Index-Based Investing Risk. The Fund uses an index replication strategy to seek to purchase the securities in an index (the "reference index") in order to track the reference index's performance. The Fund will generally hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause the Fund's return to be lower than if the Fund employed a fundamental investment approach to security selection. Additionally, index-based strategies are subject to "tracking error" risk, which is the risk that the performance of the Fund will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies.

Venerable Small Cap Index Fund | Venerable Small Cap Index Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Fund Liquidation) Risk. The Fund may be used as an investment by certain funds of funds and may have a large percentage of its shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.

Venerable International Index Fund | Venerable International Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable International Index Fund | Venerable International Index Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable International Index Fund | Venerable International Index Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
Venerable International Index Fund | Venerable International Index Fund | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. Securities Risk. Non-U.S. securities have risks relating to political, economic, social, and regulatory conditions in foreign countries. Non-U.S. securities may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standard. In addition, the value of non-U.S. securities may be subject to foreign tax laws including withholding taxes, which may reduce the net amount available for distribution to the Fund's shareholders.

Venerable International Index Fund | Venerable International Index Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.

Venerable International Index Fund | Venerable International Index Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Industry Concentration Risk. To the extent the Index (and therefore, the Fund) concentrates its investments in one or more industries, the Fund will carry much greater risk of adverse developments in those industries than a fund that invests in a wide variety of industries.

Venerable International Index Fund | Venerable International Index Fund | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the Fund is non-diversified, the Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the Fund's invested assets are diversified.

Venerable International Index Fund | Venerable International Index Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics, and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region, or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Venerable International Index Fund | Venerable International Index Fund | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financials Sector Risk. To the extent that the Fund invests significantly in the financials sector, the Fund may be susceptible to adverse economic or regulatory occurrences affecting the financials sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Fund's investments more than if the Fund was not invested to such a degree in this sector. Companies in the financials sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory and monetary policy changes.

Venerable International Index Fund | Venerable International Index Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies, or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk, and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate, or index.

Venerable International Index Fund | Venerable International Index Fund | Index-Based Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Index-Based Investing Risk. The Fund uses an index replication strategy to seek to purchase the securities in an index (the "reference index") in order to track the reference index's performance. The Fund will generally hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause the Fund's return to be lower than if the Fund employed a fundamental investment approach to security selection. Additionally, index-based strategies are subject to "tracking error" risk, which is the risk that the performance of the Fund will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies.

Venerable International Index Fund | Venerable International Index Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Depositary Receipts Risk. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.

Venerable International Index Fund | Venerable International Index Fund | Currency Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

Venerable International Index Fund | Venerable International Index Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Fund Liquidation) Risk. The Fund is used as an investment by certain funds of funds and may have a large percentage of its shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.

Venerable Bond Index Fund | Venerable Bond Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable Bond Index Fund | Venerable Bond Index Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable Bond Index Fund | Venerable Bond Index Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fixed Income Securities Risk. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund's investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.

Venerable Bond Index Fund | Venerable Bond Index Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Industry Concentration Risk. To the extent the Index (and, therefore the Fund) concentrates its investments in one or more industries, the Fund will carry much greater risk of adverse developments in those industries than a fund that invests in a wide variety of industries.

Venerable Bond Index Fund | Venerable Bond Index Fund | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the Fund is non-diversified, the Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political, or regulatory occurrence than when the Fund's invested assets are diversified.

Venerable Bond Index Fund | Venerable Bond Index Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics, and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk, or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Venerable Bond Index Fund | Venerable Bond Index Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies, or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk, and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate, or index.

Venerable Bond Index Fund | Venerable Bond Index Fund | Index-Based Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Index-Based Investing Risk. The Fund uses a stratified sampling approach to attempt to match the return and other characteristics of the reference index by selecting a representative sample of component securities for the Fund based on the characteristics of the reference index and the particular securities, such as interest rate sensitivity, credit quality and sector diversification. The Fund will generally hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause the Fund's return to be lower than if the Fund employed a fundamental investment approach to security selection. Additionally, index-based strategies are subject to "tracking error" risk, which is the risk that the performance of the Fund will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies.

Venerable Bond Index Fund | Venerable Bond Index Fund | When-Issued, Delayed Delivery And To-Be-Announced" Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  When-Issued, Delayed Delivery and "To-Be-Announced" Securities Risk. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Venerable Bond Index Fund | Venerable Bond Index Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Mortgage-Backed Securities Risk. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

Venerable Bond Index Fund | Venerable Bond Index Fund | Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Asset-Backed Securities Risk. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Venerable Bond Index Fund | Venerable Bond Index Fund | Government Issued or Guaranteed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	• Government Issued or Guaranteed Securities, U.S. Government Securities Risk. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
Venerable Bond Index Fund | Venerable Bond Index Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Interest Rate Risk. Prices of fixed income securities generally rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed income securities fall and when interest rates fall, prices of fixed income securities rise. The risks associated with changing interest rates are heightened under current market conditions, given that interest rates in the United States and many other countries have fluctuated in recent periods and may continue to change in the foreseeable future. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk.

Venerable Bond Index Fund | Venerable Bond Index Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Credit Risk. The chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

Venerable Bond Index Fund | Venerable Bond Index Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Fund Liquidation) Risk. The Fund is used as an investment by certain funds of funds and may have a large percentage of its shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.

Venerable Intermediate Corporate Bond Index Fund | Venerable Intermediate Corporate Bond Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable Intermediate Corporate Bond Index Fund | Venerable Intermediate Corporate Bond Index Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable Intermediate Corporate Bond Index Fund | Venerable Intermediate Corporate Bond Index Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fixed Income Securities Risk. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund's investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.

Venerable Intermediate Corporate Bond Index Fund | Venerable Intermediate Corporate Bond Index Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Industry Concentration Risk. To the extent the Index (and therefore the Fund) concentrates its investments in one or more industries, the Fund will carry much greater risk of adverse developments in those industries than a fund that invests in a wide variety of industries.

Venerable Intermediate Corporate Bond Index Fund | Venerable Intermediate Corporate Bond Index Fund | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the Fund is non-diversified, the Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political, or regulatory occurrence than when the Fund's invested assets are diversified.

Venerable Intermediate Corporate Bond Index Fund | Venerable Intermediate Corporate Bond Index Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics, and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk, or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Venerable Intermediate Corporate Bond Index Fund | Venerable Intermediate Corporate Bond Index Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies, or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk, and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate, or index.

Venerable Intermediate Corporate Bond Index Fund | Venerable Intermediate Corporate Bond Index Fund | Index-Based Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Index-Based Investing Risk. The Fund uses a stratified sampling approach to attempt to match the return and other characteristics of the reference index by selecting a representative sample of component securities for the Fund based on the characteristics of the reference index and the particular securities, such as interest rate sensitivity, credit quality and sector diversification. The Fund will generally hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause the Fund's return to be lower than if the Fund employed a fundamental investment approach to security selection. Additionally, index-based strategies are subject to "tracking error" risk, which is the risk that the performance of the Fund will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies.

Venerable Intermediate Corporate Bond Index Fund | Venerable Intermediate Corporate Bond Index Fund | U.S. and Non-U.S. Corporate Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.

Venerable Intermediate Corporate Bond Index Fund | Venerable Intermediate Corporate Bond Index Fund | Government Issued or Guaranteed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	• Government Issued or Guaranteed Securities, U.S. Government Securities Risk. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
Venerable Intermediate Corporate Bond Index Fund | Venerable Intermediate Corporate Bond Index Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Interest Rate Risk. Prices of fixed income securities generally rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed income securities fall and when interest rates fall, prices of fixed income securities rise. The risks associated with changing interest rates are heightened under current market conditions, given that interest rates in the United States and many other countries have fluctuated in recent periods and may continue to change in the foreseeable future. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk.

Venerable Intermediate Corporate Bond Index Fund | Venerable Intermediate Corporate Bond Index Fund | Loans and Other Direct Indebtedness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Loans and Other Direct Indebtedness Risk. Loans and other direct indebtedness involve the risk that payment of principal, interest, and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.

Venerable Intermediate Corporate Bond Index Fund | Venerable Intermediate Corporate Bond Index Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Credit Risk. The chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

Venerable Intermediate Corporate Bond Index Fund | Venerable Intermediate Corporate Bond Index Fund | Distressed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Distressed Securities Risk. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, an Underlying Fund may lose all of its investment in the distressed securities.

Venerable Intermediate Corporate Bond Index Fund | Venerable Intermediate Corporate Bond Index Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Fund Liquidation) Risk. The Fund is used as an investment by certain funds of funds and may have a large percentage of its shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher

Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Underlying Funds Risk. Investments in other investment companies expose the Fund to the expenses and risks of the underlying investment companies. In addition, the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. If any of those Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund's performance could be negatively affected.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Affiliated Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Affiliated Underlying Funds Risk. The Adviser is the adviser for both the Fund and the Underlying Funds; therefore, the Adviser may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Asset Allocation Risk. There is no assurance that the asset allocation of the Fund will achieve the Fund's investment objective. Nor is there any assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if the Adviser's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in those funds.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fixed Income Securities Risk. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund's investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some small and medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. Securities Risk. Non-U.S. securities have risks relating to political, economic, social, and regulatory conditions in foreign countries. Non-U.S. securities may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. In addition, the value of non-U.S. securities may be subject to foreign tax laws including withholding taxes, which may reduce the net amount available for distribution to the Fund's shareholders.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of an Underlying Fund.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Industry Concentration Risk. To the extent an Underlying Fund's Index (and therefore the Underlying Fund) concentrates its investments in one or more industries, the Underlying Fund will carry much greater risk of adverse developments in those industries than a fund that invests in a wide variety of industries.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Diversification Risk. To the extent an Underlying Fund becomes non-diversified, the Underlying Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the Underlying Fund is non-diversified, the Underlying Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political, or regulatory occurrence than when the Underlying Fund's invested assets are diversified.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Impact of Large Redemptions (Including Possible Underlying Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Underlying Fund Liquidation) Risk. The Underlying Funds may have a large percentage of their shares owned by the Fund and other fund of funds. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund's portfolio securities, higher Underlying Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Underlying Fund's portfolio. As a result, large redemption activity could adversely affect an Underlying Fund's ability to conduct its investment program which, in turn, could adversely impact the Underlying Fund's performance or may result in the Underlying Fund no longer remaining at an economically viable size, in which case the Underlying Fund may cease operations.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. The Adviser currently serves as the adviser of the Fund and the Underlying Funds and RIM currently serves as the sub-adviser of the Fund and certain of the Underlying Funds. Therefore, conflicts may arise as those persons fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics, and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region, or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund's portfolio instruments or achieving an Underlying Fund's objective.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financials Sector Risk. To the extent that an Underlying Fund invests significantly in the financial sector, the Underlying Fund may be susceptible to adverse economic or regulatory occurrences affecting the financials sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Underlying Fund's investments more than if the Underlying Fund were not invested to such a degree in this sector. Companies in the financials sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory, and monetary policy changes.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus an Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies, or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk, and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Index-Based Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Index-Based Investing Risk. Certain of the Underlying Funds use either an index replication strategy or a stratified index strategy to seek to purchase the securities in an index (the "reference index") in order to track the reference index's performance. Certain Underlying Funds will generally hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause an Underlying Fund's return to be lower than if the Underlying Fund employed a fundamental investment approach to security selection. Additionally, index-based strategies are subject to "tracking error" risk, which is the risk that the performance of an Underlying Fund will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | U.S. and Non-U.S. Corporate Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Mortgage-Backed Securities Risk. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Asset-Backed Securities Risk. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Government Issued or Guaranteed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	• Government Issued or Guaranteed Securities, U.S. Government Securities Risk. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Interest Rate Risk. Prices of fixed income securities generally rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed income securities fall and when interest rates fall, prices of fixed income securities rise. The risks associated with changing interest rates are heightened under current market conditions, given that interest rates in the United States and many other countries have fluctuated in recent periods and may continue to change in the foreseeable future. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Loans and Other Direct Indebtedness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Loans and Other Direct Indebtedness Risk. Loans and other direct indebtedness involve the risk that payment of principal, interest, and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Credit Risk. The chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Underlying Fund because it purchases only bonds that are of investment-grade quality.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Distressed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Distressed Securities Risk. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, an Underlying Fund may lose all of its investment in the distressed securities.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Depositary Receipts Risk. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Currency Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Information Technology Sector Risk. To the extent that an Underlying Fund invests significantly in the information technology sector, the Underlying Fund will be sensitive to changes in, and the Underlying Fund's performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Underlying Funds Risk. Investments in other investment companies expose the Fund to the expenses and risks of the underlying investment companies. In addition, the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. If any of those Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund's performance could be negatively affected.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Affiliated Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Affiliated Underlying Funds Risk. The Adviser is the adviser for both the Fund and the Underlying Funds; therefore, the Adviser may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Asset Allocation Risk. There is no assurance that the asset allocation of the Fund will achieve the Fund's investment objective. Nor is there any assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if the Adviser's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in those funds.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fixed Income Securities Risk. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund's investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some small and medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. Securities Risk. Non-U.S. securities have risks relating to political, economic, social, and regulatory conditions in foreign countries. Non-U.S. securities may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. In addition, the value of non-U.S. securities may be subject to foreign tax laws including withholding taxes, which may reduce the net amount available for distribution to the Fund's shareholders.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of an Underlying Fund.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Industry Concentration Risk. To the extent an Underlying Fund's Index (and therefore the Underlying Fund) concentrates its investments in one or more industries, the Underlying Fund will carry much greater risk of adverse developments in those industries than a fund that invests in a wide variety of industries.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Diversification Risk. To the extent an Underlying Fund becomes non-diversified, the Underlying Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the Underlying Fund is non-diversified, the Underlying Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political, or regulatory occurrence than when the Underlying Fund's invested assets are diversified.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Impact of Large Redemptions (Including Possible Underlying Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Underlying Fund Liquidation) Risk. The Underlying Funds may have a large percentage of their shares owned by the Fund and other fund of funds. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund's portfolio securities, higher Underlying Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Underlying Fund's portfolio. As a result, large redemption activity could adversely affect an Underlying Fund's ability to conduct its investment program which, in turn, could adversely impact the Underlying Fund's performance or may result in the Underlying Fund no longer remaining at an economically viable size, in which case the Underlying Fund may cease operations.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. The Adviser currently serves as the adviser of the Fund and the Underlying Funds and RIM currently serves as the sub-adviser of the Fund and certain of the Underlying Funds. Therefore, conflicts may arise as those persons fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics, and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region, or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund's portfolio instruments or achieving an Underlying Fund's objective.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financials Sector Risk. To the extent that an Underlying Fund invests significantly in the financial sector, the Underlying Fund may be susceptible to adverse economic or regulatory occurrences affecting the financials sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Underlying Fund's investments more than if the Underlying Fund were not invested to such a degree in this sector. Companies in the financials sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory, and monetary policy changes.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus an Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies, or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk, and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate, or index.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Index-Based Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Index-Based Investing Risk. Certain of the Underlying Funds use either an index replication strategy or a stratified index strategy to seek to purchase the securities in an index (the "reference index") in order to track the reference index's performance. Certain Underlying Funds will generally hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause an Underlying Fund's return to be lower than if the Underlying Fund employed a fundamental investment approach to security selection. Additionally, index-based strategies are subject to "tracking error" risk, which is the risk that the performance of an Underlying Fund will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | U.S. and Non-U.S. Corporate Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Mortgage-Backed Securities Risk. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Asset-Backed Securities Risk. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Government Issued or Guaranteed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	• Government Issued or Guaranteed Securities, U.S. Government Securities Risk. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Interest Rate Risk. Prices of fixed income securities generally rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed income securities fall and when interest rates fall, prices of fixed income securities rise. The risks associated with changing interest rates are heightened under current market conditions, given that interest rates in the United States and many other countries have fluctuated in recent periods and may continue to change in the foreseeable future. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Loans and Other Direct Indebtedness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Loans and Other Direct Indebtedness Risk. Loans and other direct indebtedness involve the risk that payment of principal, interest, and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Credit Risk. The chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Distressed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Distressed Securities Risk. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, an Underlying Fund may lose all of its investment in the distressed securities.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Depositary Receipts Risk. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Currency Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Information Technology Sector Risk. To the extent that an Underlying Fund invests significantly in the information technology sector, the Underlying Fund will be sensitive to changes in, and the Underlying Fund's performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Underlying Funds Risk. Investments in other investment companies expose the Fund to the expenses and risks of the underlying investment companies. In addition, the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. If any of those Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund's performance could be negatively affected.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Affiliated Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Affiliated Underlying Funds Risk. The Adviser is the adviser for both the Fund and the Underlying Funds; therefore, the Adviser may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Asset Allocation Risk. There is no assurance that the asset allocation of the Fund will achieve the Fund's investment objective. Nor is there any assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if the Adviser's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in those funds.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fixed Income Securities Risk. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund's investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds") Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds") Risk. Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade debt securities. Accordingly, non-investment grade debt securities are considered speculative investments.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some small and medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. Securities Risk. Non-U.S. securities have risks relating to political, economic, social and regulatory conditions in foreign countries. Non-U.S. securities may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. In addition, the value of non-U.S. securities may be subject to foreign tax laws including withholding taxes, which may reduce the net amount available for distribution to the Fund's shareholders.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Emerging Markets Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Emerging Markets Equity Securities Risk. Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and, generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting, and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities' ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders' ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of an Underlying Fund.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Large and Medium Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Large and Medium Capitalization Companies Risk. More established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies. Investments in medium capitalization companies may involve greater risks than in larger companies because they may have narrower markets, more limited managerial and financial resources, and a less diversified product offering than larger companies. Some medium capitalization stocks may also be thinly traded and, thus, difficult to buy and sell in the market.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Impact of Large Redemptions (Including Possible Underlying Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Underlying Fund Liquidation) Risk. The Underlying Funds may have a large percentage of their shares owned by the Fund and other fund of funds. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund's portfolio securities, higher Underlying Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Underlying Fund's portfolio. As a result, large redemption activity could adversely affect an Underlying Fund's ability to conduct its investment program which, in turn, could adversely impact the Underlying Fund's performance or may result in the Underlying Fund no longer remaining at an economically viable size, in which case the Underlying Fund may cease operations.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. The Adviser currently serves as the adviser of the Fund and the Underlying Funds and RIM currently serves as the sub-adviser of the Fund and certain of the Underlying Funds. Therefore, conflicts may arise as those persons fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund's portfolio instruments or achieving an Underlying Fund's objective.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Active Management Risk. Despite strategies designed to achieve an Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in an Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as expected. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that an Underlying Fund's advisers will effectively assess an Underlying Fund's portfolio characteristics, and it is possible that their judgments regarding an Underlying Fund's exposures may prove incorrect. In addition, actions taken to manage Underlying Fund characteristics, including risk, may be ineffective and/or cause an Underlying Fund to underperform.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Multi-Manager Approach Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Multi-Manager Approach Risk. Certain Underlying Funds may be managed pursuant to a multi-manager approach, where multiple sub-advisers are responsible for providing investment advice with respect to separate portions of the Underlying Fund's assets. While the investment styles employed by the sub-advisers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Fundamental Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security's value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Quantitative Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Quantitative Investing Risk. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund's exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus an Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies, or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk, and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate, or index.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | U.S. and Non-U.S. Corporate Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Mortgage-Backed Securities Risk. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Asset-Backed Securities Risk. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Non-U.S. and Emerging Markets Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. and Emerging Markets Debt Risk. The value of an investment in non-U.S. and emerging markets debt, even when U.S. dollar denominated, may be affected by political, economic, or social conditions. Non-U.S. and emerging markets debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. Investing in emerging markets debt may involve more risk than investments in developed country debt.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Non-U.S. Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. Debt Risk. The value of an investment in non-U.S. debt, even when U.S. dollar denominated, may be affected by political, economic or social conditions. Non-U.S. debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Government Issued or Guaranteed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	• Government Issued or Guaranteed Securities, U.S. Government Securities Risk. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Loans and Other Direct Indebtedness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Loans and Other Direct Indebtedness Risk. Loans and other direct indebtedness involve the risk that payment of principal, interest, and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Distressed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Distressed Securities Risk. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, an Underlying Fund may lose all of its investment in the distressed securities.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Depositary Receipts Risk. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Synthetic Foreign Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Synthetic Foreign Equity Securities Risk. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, currency risk and the risks associated with investments in non-U.S. securities. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Equity Linked Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Equity Linked Notes Risk. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk (the risk that the other party in an agreement will fail to perform its obligations).

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Currency Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Information Technology Sector Risk. To the extent that the Underlying Fund invests significantly in the information technology sector, the Underlying Fund will be sensitive to changes in, and the Underlying Fund's performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.

Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• REITs Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Non-Discretionary Implementation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Discretionary Implementation Risk. With respect to the portion of an Underlying Fund that is managed pursuant to model portfolios provided by non-discretionary sub-advisers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary sub-advisers were employed. Given that values of investments change with market conditions, this could cause an Underlying Fund's return to be lower than if the Underlying Fund employed discretionary sub-advisers with respect to that portion of its portfolio.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Underlying Funds Risk. Investments in other investment companies expose the Fund to the expenses and risks of the underlying investment companies. In addition, the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. If any of those Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund's performance could be negatively affected.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Affiliated Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Affiliated Underlying Funds Risk. The Adviser is the adviser for both the Fund and the Underlying Funds; therefore, the Adviser may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Asset Allocation Risk. There is no assurance that the asset allocation of the Fund will achieve the Fund's investment objective. Nor is there any assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if the Adviser's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in those funds.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fixed Income Securities Risk. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund's investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds") Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds") Risk. Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade debt securities. Accordingly, non-investment grade debt securities are considered speculative investments.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some small and medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Impact of Large Redemptions (Including Possible Underlying Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Underlying Fund Liquidation) Risk. The Underlying Funds may have a large percentage of their shares owned by the Fund and other fund of funds. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund's portfolio securities, higher Underlying Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Underlying Fund's portfolio. As a result, large redemption activity could adversely affect an Underlying Fund's ability to conduct its investment program which, in turn, could adversely impact the Underlying Fund's performance or may result in the Underlying Fund no longer remaining at an economically viable size, in which case the Underlying Fund may cease operations.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. The Adviser currently serves as the adviser of the Fund and the Underlying Funds and RIM currently serves as the sub-adviser of the Fund and certain of the Underlying Funds. Therefore, conflicts may arise as those persons fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Large Capitalization Companies Risk. More established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund's portfolio instruments or achieving an Underlying Fund's objective.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Active Management Risk. Despite strategies designed to achieve an Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in an Underlying Fund and you could lose money. The securities selected for the portfolio may not perform expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that an Underlying Fund's advisers will effectively assess an Underlying Fund's portfolio characteristics, and it is possible that their judgments regarding an Underlying Fund's exposures may prove incorrect. In addition, actions taken to manage Underlying Fund characteristics, including risk, may be ineffective and/or cause an Underlying Fund to underperform.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Multi-Manager Approach Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Multi-Manager Approach Risk. Certain Underlying Funds may be managed pursuant to a multi-manager approach, where multiple sub-advisers are responsible for providing investment advice with respect to separate portions of the Underlying Fund's assets. While the investment styles employed by the sub-advisers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Fundamental Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security's value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Quantitative Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Quantitative Investing Risk. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund's exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus an Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | U.S. and Non-U.S. Corporate Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Mortgage-Backed Securities Risk. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Asset-Backed Securities Risk. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Non-U.S. and Emerging Markets Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. and Emerging Markets Debt Risk. The value of an investment in non-U.S. and emerging markets debt, even when U.S. dollar denominated, may be affected by political, economic or social conditions. Non-U.S. and emerging markets debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. Investing in emerging markets debt may involve more risk than investments in developed country debt.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Non-U.S. Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. Debt Risk. The value of an investment in non-U.S. debt, even when U.S. dollar denominated, may be affected by political, economic or social conditions. Non-U.S. debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Loans and Other Direct Indebtedness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Loans and Other Direct Indebtedness Risk. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Distressed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Distressed Securities Risk. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, an Underlying Fund may lose all of its investment in the distressed securities.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Government Issued or Guaranteed Securities, U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Government Issued or Guaranteed Securities, U.S. Government Securities Risk. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Information Technology Sector Risk. To the extent that an Underlying Fund invests significantly in the information technology sector, the Underlying Fund will be sensitive to changes in, and the Underlying Fund's performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.

Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• REITs Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Non-Discretionary Implementation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Discretionary Implementation Risk. With respect to the portion of an Underlying Fund that is managed pursuant to model portfolios provided by non-discretionary sub-advisers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary sub-advisers were employed. Given that values of investments change with market conditions, this could cause an Underlying Fund's return to be lower than if the Underlying Fund employed discretionary sub-advisers with respect to that portion of its portfolio.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Diversification Risk. To the extent an Underlying Fund becomes non-diversified, the Underlying Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the Underlying Fund is non-diversified, the Underlying Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the Underlying Fund's invested assets are diversified.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Underlying Funds Risk. Investments in other investment companies expose the Fund to the expenses and risks of the underlying investment companies. In addition, the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. If any of those Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund's performance could be negatively affected.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Affiliated Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Affiliated Underlying Funds Risk. The Adviser is the adviser for both the Fund and the Underlying Funds; therefore, the Adviser may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Asset Allocation Risk. There is no assurance that the asset allocation of the Fund will achieve the Fund's investment objective. Nor is there any assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if the Adviser's judgment about the attractiveness, value, or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in those funds.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fixed Income Securities Risk. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund's investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some small and medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. Securities Risk. Non-U.S. securities have risks relating to political, economic, social, and regulatory conditions in foreign countries. Non-U.S. securities may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. In addition, the value of non-U.S. securities may be subject to foreign tax laws including withholding taxes, which may reduce the net amount available for distribution to the Fund's shareholders.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of an Underlying Fund.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Industry Concentration Risk. To the extent an Underlying Fund's Index (and therefore the Underlying Fund) concentrates its investments in one or more industries, the Underlying Fund will carry much greater risk of adverse developments in those industries than a fund that invests in a wide variety of industries.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Impact of Large Redemptions (Including Possible Underlying Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Underlying Fund Liquidation) Risk. The Underlying Funds may have a large percentage of their shares owned by the Fund and other fund of funds. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund's portfolio securities, higher Underlying Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Underlying Fund's portfolio. As a result, large redemption activity could adversely affect an Underlying Fund's ability to conduct its investment program which, in turn, could adversely impact the Underlying Fund's performance or may result in the Underlying Fund no longer remaining at an economically viable size, in which case the Underlying Fund may cease operations.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. The Adviser currently serves as the adviser of the Fund and the Underlying Funds, and RIM currently serves as the sub-adviser of the Fund and certain of the Underlying Funds. Therefore, conflicts may arise as those persons fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics, and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region, or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund's portfolio instruments or achieving an Underlying Fund's objective.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financials Sector Risk. To the extent that an Underlying Fund invests significantly in the financial sector, the Underlying Fund may be susceptible to adverse economic or regulatory occurrences affecting the financials sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Underlying Fund's investments more than if the Underlying Fund were not invested to such a degree in this sector. Companies in the financials sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory, and monetary policy changes.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus an Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies, or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate, or index.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Index-Based Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Index-Based Investing Risk. Certain of the Underlying Funds use either an index replication strategy or a stratified index strategy to seek to purchase the securities in an index (the "reference index") in order to track the reference index's performance. Certain Underlying Funds will generally hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause an Underlying Fund's return to be lower than if the Underlying Fund employed a fundamental investment approach to security selection. Additionally, index-based strategies are subject to "tracking error" risk, which is the risk that the performance of an Underlying Fund will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | U.S. and Non-U.S. Corporate Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Mortgage-Backed Securities Risk. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Asset-Backed Securities Risk. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Government Issued or Guaranteed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	• Government Issued or Guaranteed Securities, U.S. Government Securities Risk. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Interest Rate Risk. Prices of fixed income securities generally rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed income securities fall and when interest rates fall, prices of fixed income securities rise. The risks associated with changing interest rates are heightened under current market conditions, given that interest rates in the United States and many other countries have fluctuated in recent periods and may continue to change in the foreseeable future. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Loans and Other Direct Indebtedness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Loans and Other Direct Indebtedness Risk. Loans and other direct indebtedness involve the risk that payment of principal, interest, and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Credit Risk. The chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Depositary Receipts Risk. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Currency Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Information Technology Sector Risk. To the extent that an Underlying Fund invests significantly in the information technology sector, the Underlying Fund will be sensitive to changes in, and the Underlying Fund's performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment, or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.

Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• REITs Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Underlying Funds Risk. Investments in other investment companies expose the Fund to the expenses and risks of the underlying investment companies. In addition, the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. If any of those Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund's performance could be negatively affected.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Affiliated Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Affiliated Underlying Funds Risk. The Adviser is the adviser for both the Fund and the Underlying Funds; therefore, the Adviser may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Asset Allocation Risk. There is no assurance that the asset allocation of the Fund will achieve the Fund's investment objective. Nor is there any assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if the Adviser's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in those funds.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fixed Income Securities Risk. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund's investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds") Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds") Risk. Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade debt securities. Accordingly, non-investment grade debt securities are considered speculative investments.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some small and medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. Securities Risk. Non-U.S. securities have risks relating to political, economic, social and regulatory conditions in foreign countries. Non-U.S. securities may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. In addition, the value of non-U.S. securities may be subject to foreign tax laws including withholding taxes, which may reduce the net amount available for distribution to the Fund's shareholders.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Emerging Markets Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Emerging Markets Equity Securities Risk. Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and, generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting, and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities' ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders' ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of an Underlying Fund.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Large and Medium Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Large and Medium Capitalization Companies Risk. More established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies. Investments in medium capitalization companies may involve greater risks than in larger companies because they may have narrower markets, more limited managerial and financial resources, and a less diversified product offering than larger companies. Some medium capitalization stocks may also be thinly traded and, thus, difficult to buy and sell in the market.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Impact of Large Redemptions (Including Possible Underlying Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Underlying Fund Liquidation) Risk. The Underlying Funds may have a large percentage of their shares owned by the Fund and other fund of funds. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund's portfolio securities, higher Underlying Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Underlying Fund's portfolio. As a result, large redemption activity could adversely affect an Underlying Fund's ability to conduct its investment program which, in turn, could adversely impact the Underlying Fund's performance or may result in the Underlying Fund no longer remaining at an economically viable size, in which case the Underlying Fund may cease operations.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. The Adviser currently serves as the adviser of the Fund and the Underlying Funds and RIM currently serves as the sub-adviser of the Fund and certain of the Underlying Funds. Therefore, conflicts may arise as those persons fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund's portfolio instruments or achieving an Underlying Fund's objective.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Active Management Risk. Despite strategies designed to achieve an Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in an Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as expected. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that an Underlying Fund's advisers will effectively assess an Underlying Fund's portfolio characteristics, and it is possible that their judgments regarding an Underlying Fund's exposures may prove incorrect. In addition, actions taken to manage Underlying Fund characteristics, including risk, may be ineffective and/or cause an Underlying Fund to underperform.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Multi-Manager Approach Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Multi-Manager Approach Risk. Certain Underlying Funds may be managed pursuant to a multi-manager approach, where multiple sub-advisers are responsible for providing investment advice with respect to separate portions of the Underlying Fund's assets. While the investment styles employed by the sub-advisers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Fundamental Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security's value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Quantitative Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Quantitative Investing Risk. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund's exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus an Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies, or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate, or index.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | U.S. and Non-U.S. Corporate Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Mortgage-Backed Securities Risk. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Asset-Backed Securities Risk. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Non-U.S. and Emerging Markets Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. and Emerging Markets Debt Risk. The value of an investment in non-U.S. and emerging markets debt, even when U.S. dollar denominated, may be affected by political, economic, or social conditions. Non-U.S. and emerging markets debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. Investing in emerging markets debt may involve more risk than investments in developed country debt.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Non-U.S. Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. Debt Risk. The value of an investment in non-U.S. debt, even when U.S. dollar denominated, may be affected by political, economic or social conditions. Non-U.S. debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Government Issued or Guaranteed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	• Government Issued or Guaranteed Securities, U.S. Government Securities Risk. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Loans and Other Direct Indebtedness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Loans and Other Direct Indebtedness Risk. Loans and other direct indebtedness involve the risk that payment of principal, interest, and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Distressed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Distressed Securities Risk. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, an Underlying Fund may lose all of its investment in the distressed securities.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Depositary Receipts Risk. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Synthetic Foreign Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Synthetic Foreign Equity Securities Risk. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, currency risk and the risks associated with investments in non-U.S. securities. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Equity Linked Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Equity Linked Notes Risk. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk (the risk that the other party in an agreement will fail to perform its obligations).

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Currency Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Information Technology Sector Risk. To the extent that an Underlying Fund invests significantly in the information technology sector, the Underlying Fund will be sensitive to changes in, and the Underlying Fund's performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.

Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• REITs Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Non-Discretionary Implementation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Discretionary Implementation Risk. With respect to the portion of an Underlying Fund that is managed pursuant to model portfolios provided by non-discretionary sub-advisers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary sub-advisers were employed. Given that values of investments change with market conditions, this could cause an Underlying Fund's return to be lower than if the Underlying Fund employed discretionary sub-advisers with respect to that portion of its portfolio.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Diversification Risk. To the extent an Underlying Fund becomes non-diversified, the Underlying Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the Underlying Fund is non-diversified, the Underlying Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the Underlying Fund's invested assets are diversified.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Underlying Funds Risk. Investments in other investment companies expose the Fund to the expenses and risks of the underlying investment companies. In addition, the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. If any of those Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund's performance could be negatively affected.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Affiliated Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Affiliated Underlying Funds Risk. The Adviser is the adviser for both the Fund and the Underlying Funds; therefore, the Adviser may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Asset Allocation Risk. There is no assurance that the asset allocation of the Fund will achieve the Fund's investment objective. Nor is there any assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if the Adviser's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in those funds.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fixed Income Securities Risk. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund's investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some small and medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. Securities Risk. Non-U.S. securities have risks relating to political, economic, social, and regulatory conditions in foreign countries. Non-U.S. securities may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. In addition, the value of non-U.S. securities may be subject to foreign tax laws including withholding taxes, which may reduce the net amount available for distribution to the Fund's shareholders.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of an Underlying Fund.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Industry Concentration Risk. To the extent an Underlying Fund's Index (and therefore the Underlying Fund) concentrates its investments in one or more industries, the Underlying Fund will carry much greater risk of adverse developments in those industries than a fund that invests in a wide variety of industries.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Impact of Large Redemptions (Including Possible Underlying Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Underlying Fund Liquidation) Risk. The Underlying Funds may have a large percentage of their shares owned by the Fund and other fund of funds. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund's portfolio securities, higher Underlying Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Underlying Fund's portfolio. As a result, large redemption activity could adversely affect an Underlying Fund's ability to conduct its investment program which, in turn, could adversely impact the Underlying Fund's performance or may result in the Underlying Fund no longer remaining at an economically viable size, in which case the Underlying Fund may cease operations.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. The Adviser currently serves as the adviser of the Fund and the Underlying Funds and RIM currently serves as the sub-adviser of the Fund and certain of the Underlying Funds. Therefore, conflicts may arise as those persons fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics, and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region, or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund's portfolio instruments or achieving an Underlying Fund's objective.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financials Sector Risk. To the extent that an Underlying Fund invests significantly in the financial sector, the Underlying Fund may be susceptible to adverse economic or regulatory occurrences affecting the financials sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Underlying Fund's investments more than if the Underlying Fund were not invested to such a degree in this sector. Companies in the financials sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory, and monetary policy changes.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus an Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies, or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk, and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate, or index.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Index-Based Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Index-Based Investing Risk. Certain of the Underlying Funds use an index replication strategy or a stratified index strategy to seek to purchase the securities in an index (the "reference index") in order to track the reference index's performance. The Underlying Fund will generally hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause an Underlying Fund's return to be lower than if the Underlying Fund employed a fundamental investment approach to security selection. Additionally, index-based strategies are subject to "tracking error" risk, which is the risk that the performance of an Underlying Fund will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | U.S. and Non-U.S. Corporate Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Government Issued or Guaranteed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	• Government Issued or Guaranteed Securities, U.S. Government Securities Risk. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Interest Rate Risk. Prices of fixed income securities generally rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed income securities fall and when interest rates fall, prices of fixed income securities rise. The risks associated with changing interest rates are heightened under current market conditions, given that interest rates in the United States and many other countries have fluctuated in recent periods and may continue to change in the foreseeable future. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Loans and Other Direct Indebtedness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Loans and Other Direct Indebtedness Risk. Loans and other direct indebtedness involve the risk that payment of principal, interest, and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Credit Risk. The chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Distressed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Distressed Securities Risk. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, an Underlying Fund may lose all of its investment in the distressed securities.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Depositary Receipts Risk. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Currency Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Information Technology Sector Risk. To the extent that an Underlying Fund invests significantly in the information technology sector, the Underlying Fund will be sensitive to changes in, and the Underlying Fund's performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment, or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation, and other factors.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, an investor is subject to the risk that his or her investment could lose money.
Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Underlying Funds Risk. Investments in other investment companies expose the Fund to the expenses and risks of the underlying investment companies. In addition, the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. If any of those Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund's performance could be negatively affected.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Affiliated Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Affiliated Underlying Funds Risk. The Adviser is the adviser for both the Fund and the Underlying Funds; therefore, the Adviser may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Asset Allocation Risk. There is no assurance that the asset allocation of the Fund will achieve the Fund's investment objective. Nor is there any assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if the Adviser's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in those funds.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fixed Income Securities Risk. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund's investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds") Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Investment Grade Debt Securities ("High Yield" or "Junk Bonds") Risk. Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade debt securities. Accordingly, non-investment grade debt securities are considered speculative investments.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some small and medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. Securities Risk. Non-U.S. securities have risks relating to political, economic, social, and regulatory conditions in foreign countries. Non-U.S. securities may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. In addition, the value of non-U.S. securities may be subject to foreign tax laws including withholding taxes, which may reduce the net amount available for distribution to the Fund's shareholders.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Emerging Markets Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Emerging Markets Equity Securities Risk. Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and, generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting, and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities' ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders' ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Preferred Stock Risk. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of an Underlying Fund.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Large and Medium Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Large and Medium Capitalization Companies Risk. More established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies. Investments in medium capitalization companies may involve greater risks than in larger companies because they may have narrower markets, more limited managerial and financial resources, and a less diversified product offering than larger companies. Some medium capitalization stocks may also be thinly traded and, thus, difficult to buy and sell in the market.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Impact of Large Redemptions (Including Possible Underlying Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Underlying Fund Liquidation) Risk. The Underlying Funds may have a large percentage of their shares owned by the Fund and other fund of funds. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund's portfolio securities, higher Underlying Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Underlying Fund's portfolio. As a result, large redemption activity could adversely affect an Underlying Fund's ability to conduct its investment program which, in turn, could adversely impact the Underlying Fund's performance or may result in the Underlying Fund no longer remaining at an economically viable size, in which case the Underlying Fund may cease operations.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. The Adviser currently serves as the adviser of the Fund and the Underlying Funds and RIM currently serves as the sub-adviser of the Fund and certain of the Underlying Funds. Therefore, conflicts may arise as those persons fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics, and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund's portfolio instruments or achieving an Underlying Fund's objective.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Active Management Risk. Despite strategies designed to achieve an Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in an Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as expected. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that an Underlying Fund's advisers will effectively assess an Underlying Fund's portfolio characteristics, and it is possible that their judgments regarding an Underlying Fund's exposures may prove incorrect. In addition, actions taken to manage Underlying Fund characteristics, including risk, may be ineffective and/or cause an Underlying Fund to underperform.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Multi-Manager Approach Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Multi-Manager Approach Risk. Certain Underlying Funds may be managed pursuant to a multi-manager approach, where multiple sub-advisers are responsible for providing investment advice with respect to separate portions of the Underlying Fund's assets. While the investment styles employed by the sub-advisers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Fundamental Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security's value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Quantitative Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Quantitative Investing Risk. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund's exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus an Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies, or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk, and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate, or index.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | U.S. and Non-U.S. Corporate Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Mortgage-Backed Securities Risk. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Asset-Backed Securities Risk. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Non-U.S. and Emerging Markets Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. and Emerging Markets Debt Risk. The value of an investment in non-U.S. and emerging markets debt, even when U.S. dollar denominated, may be affected by political, economic, or social conditions. Non-U.S. and emerging markets debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. Investing in emerging markets debt may involve more risk than investments in developed country debt.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Non-U.S. Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-U.S. Debt Risk. The value of an investment in non-U.S. debt, even when U.S. dollar denominated, may be affected by political, economic or social conditions. Non-U.S. debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Government Issued or Guaranteed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	• Government Issued or Guaranteed Securities, U.S. Government Securities Risk. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Loans and Other Direct Indebtedness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Loans and Other Direct Indebtedness Risk. Loans and other direct indebtedness involve the risk that payment of principal, interest, and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Distressed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Distressed Securities Risk. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, an Underlying Fund may lose all of its investment in the distressed securities.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Depositary Receipts Risk. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Synthetic Foreign Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Synthetic Foreign Equity Securities Risk. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, currency risk and the risks associated with investments in non-U.S. securities. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Equity Linked Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Equity Linked Notes Risk. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk (the risk that the other party in an agreement will fail to perform its obligations).

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Currency Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Information Technology Sector Risk. To the extent that an Underlying Fund invests significantly in the information technology sector, the Underlying Fund will be sensitive to changes in, and the Underlying Fund's performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment, or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.

Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• REITs Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Non-Discretionary Implementation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Non-Discretionary Implementation Risk. With respect to the portion of an Underlying Fund that is managed pursuant to model portfolios provided by non-discretionary sub-advisers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary sub-advisers were employed. Given that values of investments change with market conditions, this could cause an Underlying Fund's return to be lower than if the Underlying Fund employed discretionary sub-advisers with respect to that portion of its portfolio.

Venerable Government Money Market Fund | Venerable Government Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Venerable Government Money Market Fund | Venerable Government Money Market Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Venerable Government Money Market Fund | Venerable Government Money Market Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Money Market Fund Risk. Although government money market funds (such as the Fund) may seek to preserve the value of shareholders' investment at $1.00 per share, the NAVs of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such NAVs to lose money from their original investment.

Venerable Government Money Market Fund | Venerable Government Money Market Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  U.S. Government Securities Risk. Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Venerable Government Money Market Fund | Venerable Government Money Market Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Fixed Income Securities Risk. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund's investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default. Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund's recovery of collateral.

Venerable Government Money Market Fund | Venerable Government Money Market Fund | Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Repurchase Agreements Risk. Repurchase agreements may be considered a form of borrowing for some purposes and their use involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities that are collateral for a loan by the Fund are not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Venerable Government Money Market Fund | Venerable Government Money Market Fund | Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics, and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk, or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.

Venerable Government Money Market Fund | Venerable Government Money Market Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Active Management Risk. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as expected. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that the Fund's advisers will effectively assess the Fund's portfolio characteristics, and it is possible that their judgment regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund characteristics, including risk, may be ineffective and/or cause the Fund to underperform.

Venerable Government Money Market Fund | Venerable Government Money Market Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Interest Rate Risk. Prices of fixed income securities generally rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed income securities fall and when interest rates fall, prices of fixed income securities rise. The risks associated with changing interest rates are heightened under current market conditions, given that interest rates in the United States and many other countries have fluctuated in recent periods and may continue to change in the foreseeable future. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk.

Venerable Government Money Market Fund | Venerable Government Money Market Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Credit Risk. If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or its credit is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Subordinated securities (meaning securities that rank below other securities with respect to claims on the issuer's assets) are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade, or perceived decline in creditworthiness. U.S. government investments are not free of credit risk. U.S. government securities that are not backed by the full faith and credit of the United States, such as federal agency bonds, are subject to higher credit risk.

Venerable Government Money Market Fund | Venerable Government Money Market Fund | When-Issued and Delayed Delivery Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• When-Issued and Delayed Delivery Securities Risk. The Fund may purchase or sell a security at a future date for a predetermined price. The market value of the securities may change before delivery.
Venerable Government Money Market Fund | Venerable Government Money Market Fund | Impact of Large Redemptions (Including Possible Fund Liquidation) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•  Impact of Large Redemptions (Including Possible Fund Liquidation) Risk. The Fund is used as an investment by certain funds of funds and may have a large percentage of its shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund's portfolio. As a result, large redemption activity could adversely affect the Fund's ability to conduct its investment program which, in turn, could adversely impact the Fund's performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.